Significant accounting policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2020
Internal-use software
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	4 years
Partnership relationship
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	5 years